Subsequent Events - Additional Information (Detail) (Secured Debt [Member], Debt Due For Rental Car Funding [Member], Subsequent Event, Avis Budget Rental Car Funding [Member], USD $)
In Millions, unless otherwise specified
Feb. 20, 2014
Secured Debt [Member] | Debt Due For Rental Car Funding [Member] | Subsequent Event | Avis Budget Rental Car Funding [Member]
Subsequent Event [Line Items]
Asset-backed notes issued	$ 675
Weighted average interest rate	2.60%